ACCOUNTS RECEIVABLE	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Receivables [Abstract]
Financing Receivables [Text Block]

NOTE 4 — ACCOUNTS RECEIVABLE

Accounts receivable consist of the following:
	June 30, 2014	December 31, 2013
Accounts receivable	$528,000	$324,000
Accounts receivable – related parties	488,000	480,000
	1,016,000	804,000
Net allowance for doubtful accounts	(20,000)	(16,000)
Net accounts receivable	$996,000	$788,000

5 — ACCOUNTS RECEIVABLE

Accounts receivable consist of the following:

	December 31, 2013	December 31, 2012
Accounts receivable	$324,000	$—
Accounts receivable – related party	480,000	—
Net allowance for doubtful accounts	(16,000)	—
Net accounts receivable	$788,000	$—